Supplemental Oil And Natural Gas Disclosures (Estimated Quantities Of Proved Reserves) (Detail)	12 Months Ended
	Dec. 31, 2016 MMcf MBbls	Dec. 31, 2015 MMcf MBbls	Dec. 31, 2014 MMcf MBbls
Oil [Member]
Total Proved Reserves:
Proved Reserves, Beginning Balance	34,142	31,344	32,517
Production	(4,001)	(4,203)	(3,770)
Purchases in place	1,508		610
Discoveries and extensions	29,903	12,981	13,281
Sales of reserves in place	(73)	(6,544)	(6,298)
Revisions of previous quantity estimates and other	(3,680)	564	(4,996)
Proved Reserves, Ending balance	57,799	34,142	31,344
Proved Developed Reserves	16,832	14,942	15,182
Proved Undeveloped Reserves	40,967	19,200	16,162
Natural Gas [Member]
Total Proved Reserves:
Proved Reserves, Beginning Balance | MMcf	155,423	103,148	132,265
Production | MMcf	(13,959)	(11,900)	(14,449)
Purchases in place | MMcf	6,754		327
Discoveries and extensions | MMcf	154,653	58,129	28,822
Sales of reserves in place | MMcf	(966)	(8,250)	(35,857)
Revisions of previous quantity estimates and other | MMcf	14,100	14,296	(7,960)
Proved Reserves, Ending balance | MMcf	316,005	155,423	103,148
Proved Developed Reserves | MMcf	93,361	71,752	63,334
Proved Undeveloped Reserves | MMcf	222,644	83,671	39,814
Natural Gas Liquids [Member]
Total Proved Reserves:
Proved Reserves, Beginning Balance	18,437	8,388	5,735
Production	(956)	(678)	(537)
Purchases in place	613
Discoveries and extensions	14,000	7,763	4,119
Sales of reserves in place	(10)	(748)	(949)
Revisions of previous quantity estimates and other	(3,794)	3,712	20
Proved Reserves, Ending balance	28,290	18,437	8,388
Proved Developed Reserves	7,977	6,958	4,028
Proved Undeveloped Reserves	20,313	11,479	4,360
BOE [Member]
Total Proved Reserves:
Proved Reserves, Beginning Balance	78,483	56,923	60,296
Production	(7,284)	(6,865)	(6,715)
Purchases in place	3,247		665
Discoveries and extensions	69,679	30,432	22,204
Sales of reserves in place	(244)	(8,667)	(13,223)
Revisions of previous quantity estimates and other	(5,124)	6,660	(6,304)
Proved Reserves, Ending balance	138,757	78,483	56,923
Proved Developed Reserves	40,371	33,859	29,765
Proved Undeveloped Reserves	98,386	44,624	27,158